Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares no par value (in Dollars per share)	[1]
Ordinary shares, unlimited shares authorized		Unlimited	Unlimited
Ordinary shares, shares issued	[1]	22,169,854	12,977,354
Ordinary shares, shares outstanding	[1]	22,169,854	12,977,354

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.